CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 95	$ 53,300	$ 55,546	$ 3,208	$ 112,149
Balance (in shares) at Dec. 31, 2011		5,330,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			9,420		9,420
Other comprehensive income				(1,470)	(1,470)
Repurchase of common stock		(1,500)	(1,900)		(3,400)
Repurchase of common stock (in shares)		(150,000)
Cash dividends declared, $0.74 per share			(3,888)		(3,888)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2012	95	51,800	59,162	1,738	112,795
Balance (in shares) at Dec. 31, 2012		5,180,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			9,627		9,627
Other comprehensive income				(10,739)	(10,739)
Repurchase of common stock		(1,590)	(2,132)		(3,722)
Repurchase of common stock (in shares)		(158,988)
Cash dividends declared, $0.74 per share			(3,741)		(3,741)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2013	95	50,210	62,900	(9,001)	104,204
Balance (in shares) at Dec. 31, 2013		5,021,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			10,258		10,258
Other comprehensive income				6,875	6,875
Repurchase of common stock		(1,204)	(1,893)		(3,097)
Repurchase of common stock (in shares)		(120,436)
Cash dividends declared, $0.74 per share			(3,640)		(3,640)
Cash dividends - preferred stock of subsidiary			(16)		(16)
Balance at Dec. 31, 2014	$ 95	$ 49,006	$ 67,609	$ (2,126)	$ 114,584
Balance (in shares) at Dec. 31, 2014		4,900,576